Schedule of Investments
May 31, 2025 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.72%

Automobiles & Components - 2.46%
BorgWarner, Inc.	11,847	392,017

Banks - 0.71%
U.S. Bancorp	2,600	113,334

Capital Goods - 3.06%
Caterpillar, Inc. (2)
United Rentals, Inc.	1,400	487,242
	650	460,447

		947,689

Chemicals - 3.40%
DuPont de Nemours, Inc.	8,100	541,080

Commercial & Professional Services - 2.80%
Leidos Holdings, Inc.	3,000	445,560

Consumer Durables & Apparel - 1.78%
D.R. Horton, Inc.	2,400	283,344
Deckers Outdoor Corp. (2)	2,900	306,008

		589,352

Consumer Services - 1.70%
Chipotle Mexican Grill, Inc. (2)	5,400	270,432

Containers & Packaging - 1.38%
Ball Corp. (2)	4,100	219,678

Diversified Financials - 2.99%
MarketAxess Holdings, Inc.	230	49,774
Nasdaq, Inc	5,700	476,178

		525,952

Financial Services - 0.00%
T. Rowe Price Group, Inc.	3,980	372,488

Food, Beverage & Tobacco - 7.29%
Archer-Daniels- Midland Co.	6,556	316,458
J.M. Smucker Co.	3,584	403,594
Lamb Weston Holdings, Inc.	7,900	440,662

		1,160,714

Healthcare Equipment & Services - 7.97%
Baxter International, Inc.	3,800	115,900
Centene Corp. (2)	6,840	386,050
Elevance Health, Inc.	930	356,971
Humana, Inc.	700	163,191
Teleflex, Inc.	2,020	246,985

		1,269,097

Integrated Oil & Gas - 2.26%
Occidental Petroleum Corp.	8,830	360,087

Media & Entertainment - 1.91%
Interpublic Group of Cos., Inc.	12,680	303,813

Oil, Gas & Consumable Fuels - 1.45%
APA Corp.	13,612	231,540
Valero Energy Corp.	3,250	419,153

		650,693

Pharmaceuticals, Biotechnology & Life Science - 1.49%
Regeneron Pharmaceuticals, Inc. (2)	485	237,786

Retailing - 2.39%
LKQ Corp.	9,391	380,054

Semiconductors & Semiconductor Equipment - 8.17%
Micron Technology, Inc.	3,400	321,164
Monolithic Power Systems, Inc.	680	450,092
ON Semiconductor Corp. (2)	5,550	233,211
Skyworks Solutions, Inc.	4,296	296,553

		1,301,020

Software & Services - 3.84%
Akamai Technologies, Inc. (2)	3,220	244,495
EPAM Systems, Inc. (2)	2,103	366,952

		611,447

Technology Hardware & Equipment - 3.93%
Cisco Systems, Inc.	5,800	365,632
Zebra Technologies Corp. Class A (2A)	900	260,793

		626,425

Transportation - 2.26%
Delta Air Lines, Inc.	10,000	483,900
FedEx Corp.	1,650	359,865

		843,765

Utilities - 7.38%
AES Corp.	36,600	369,294
Eversource Energy	5,900	382,379
NextEra Energy, Inc.	6,000	423,840

		1,175,513

Total Common Stock	(Cost $ 14,404,644)	13,337,997

Real Estate Investment Trusts - 1.26%

Crown Castle International Corp.	2,000	200,700

Total Real Estate Investment Trusts	(Cost $ 381,784)	200,700

Money Market Registered Investment Companies - 14.97%

Federated Hermes Government Obligations Fund - Institutional Class - 4.18% (3)	2,384,453	2,384,453

Total Money Market Registered Investment Companies	(Cost $ 2,384,453)	2,384,453

Total Investments - 99.95%	(Cost $ 17,170,881)	15,923,149

Other Assets Less Liabilities - 0.05%		8,778

Total Net Assets - 100.00%		15,931,928

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$15,923,149	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,923,149	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2025.